Steward Funds, Inc.

3700 W. Sam Houston Pkwy. South

Suite 250

Houston, TX 77042

August 29, 2016

Via EDGAR

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, N.E.

Washington, D.C. 20549

Re:	Steward Funds, Inc. (“Registrant”)

File Nos. 002-28174; 811-01597

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“Securities Act”), the undersigned hereby certifies, on behalf of Registrant, that (1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 102, which was filed on August 25, 2016, and (2) the text of Post-Effective Amendment No. 102 was filed electronically on August 25, 2016.

If you have questions regarding this filing, please contact the undersigned at 1-800-262-6631.

Sincerely,

/s/ Michael L. Kern, III, CFA

Michael L. Kern, III, CFA,

President